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Global Luxury Goods Fund
Global Luxury Goods Fund
1. In the section entitled “Performance Information,” beginning on page 8 of the prospectus for the Fund, the following is hereby inserted as the new third paragraph:

Effective September 29, 2020, the Fund changed its primary benchmark from the S&P Global Luxury Index to the S&P Composite 1500 Index, although the Fund will continue to use the S&P Global Luxury Index as a “secondary index.” The Adviser believes that the inclusion in the performance table of the S&P Composite 1500 Index, which is a broad-based securities index, and the S&P Global Luxury Index, which represents a group of securities that aligns more closely with the Fund’s investment strategies, may provide a useful performance comparison to investors.  The S&P Composite 1500 Index is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P 400, S&P 500 and the S&P 600, while the S&P Global Luxury Index is a broad-based capitalization-weighted index of 80 of the largest publicly-traded companies engaged in the production or distribution of luxury goods or the provision of luxury services that meet specific investibility requirements.

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Returns - Global Luxury Goods Fund	1 Year	5 Years	10 Years
Global Luxury Goods Fund	13.70%	6.01%	7.85%
After Taxes on Distributions | Global Luxury Goods Fund	12.96%	2.93%	5.78%
After Taxes on Distributions and Sale of Fund Shares | Global Luxury Goods Fund	8.41%	3.62%	5.72%
S&P Composite 1500 TR Index (reflects no deduction for fees, expenses or taxes)	30.90%	11.46%	13.52%
S&P Global Luxury Index (reflects no deduction for fees, expenses or taxes)	29.33%	8.45%	13.06%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.